INVESTMENT IN NSURE, INC.	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
INVESTMENT IN NSURE, INC.

NOTE 4. INVESTMENT IN NSURE, INC.

On February 19, 2020, the Company entered into a securities purchase agreement with NSURE, Inc. (“NSURE”), which was further amended on October 8, 2020, and as amended provides that the Company may invest up to an aggregate of $5,700,000 in NSURE to be funded in three tranches. In exchange, the Company will receive a total of 928,343 shares of NSURE’s Class A Common Stock.

During the year 2020, by October 8, 2020, the Company funded the first tranche, $1,350,000 in exchange for 394,029 shares. The second tranche allowed the Company to acquire an additional 209,075 shares at a price of $6.457 per share by no later than December 30, 2020. The third full tranche allowed the Company to purchase an additional 325,239 shares at a purchase price of $9.224 after December 20, 2020, but no later than March 31, 2021.

The Company did not fund tranches two and three in the required timeframes, thus, the Company relinquished its rights under the contract to any additional NSURE shares aside for the ones already acquired with tranche one.

During the fourth quarter of the year ended December 31, 2022, the Company sold 131,345 of its NSURE shares to unaffiliated third parties, receiving cash proceeds of $450,000. During April 2023, the Company sold its remaining 262,684 of NSURE shares to unaffiliated third parties, receiving the shares’ cost basis and cash proceeds of $900,000. The Company’s remaining NSURE share balance as of December 31, 2024 and December 31, 2023, was $0.

The Company measured the NSURE shares subsequent to acquisition in accordance with ASC 321-10-35-2, at cost less impairment since no readily determinable fair value was available to the Company. The investment was reviewed for impairment at each reporting period by qualitatively assessing any indicators demonstrating fair value of the investment is less than carrying value. The Company did not observe any price changes resulting from orderly transactions for identical or similar assets for the years ended December 31, 2023. ASC 321-10-50-4 further requires an entity to disclose unrealized gains and losses for periods that relate to equity securities held at a reporting date. To date, the Company has not recognized any unrealized gains or losses on NSURE security.